Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2025
Variable Interest Entity, Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
1.	Consolidated VIEs
March 31, 2025

	Millions of yen
Types of VIEs	Total assets *1	Total liabilities*1	Assets which are pledged as collateral *2	Commitments *3
(a) VIEs for acquisition of real estate and real estate development projects for customers	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	51,025	10,956	16,769	0
(c) VIEs for corporate rehabilitation support business	5,069	8	0	0
(d) VIEs for investment in securities	225,040	111	0	85,069
(e) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	85,765	66,914	85,765	0
(f) VIEs for securitization of loan receivable originated by third parties	0	0	0	0
(g) VIEs for power generation projects	112,360	76,429	105,499	56,959
(h) Other VIEs	146,801	65,311	135,064	0

Total	¥626,060	¥219,729	¥343,097	¥142,028

September 30, 2025

	Millions of yen
Types of VIEs	Total assets *1	Total liabilities *1	Assets which are pledged as collateral *2	Commitments *3
(a) VIEs for acquisition of real estate and real estate development projects for customers	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	33,737	2,679	0	0
(c) VIEs for corporate rehabilitation support business	0	0	0	0
(d) VIEs for investment in securities	258,607	137	0	84,854
(e) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	29,404	27,793	29,404	0
(f) VIEs for securitization of loan receivable originated by third parties	0	0	0	0
(g) VIEs for power generation projects	112,142	72,764	103,348	58,645
(h) Other VIEs	168,951	73,319	139,903	0

Total	¥602,841	¥176,692	¥272,655	¥143,499

*1	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
*2	The assets are pledged as collateral by VIE for financing of the VIE.
*3	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Variable Interest Entity, Not Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
2.	Non-consolidated VIEs
March 31, 2025

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss *
Types of VIEs	Total assets	Non-recourse loans	Investments
(a) VIEs for acquisition of real estate and real estate development projects for customers	¥1,859,420	¥132,495	¥11,224	¥149,602
(b) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(c) VIEs for corporate rehabilitation support business	0	0	0	0
(d) VIEs for investment in securities	32,105,994	0	272,927	375,942
(e) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	0	0	0	0
(f) VIEs for securitization of loan receivable originated by third parties	760,293	0	16,437	16,437
(g) VIEs for power generation projects	19,499	0	3,945	5,195
(h) Other VIEs	2,914,618	3,732	51,661	75,479

Total	¥37,659,824	¥136,227	¥356,194	¥622,655

September 30, 2025

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss *
Types of VIEs	Total assets	Non-recourse loans	Investments
(a) VIEs for acquisition of real estate and real estate development projects for customers	¥2,080,617	¥172,225	¥11,982	¥196,850
(b) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(c) VIEs for corporate rehabilitation support business	0	0	0	0
(d) VIEs for investment in securities	37,045,631	0	317,948	425,015
(e) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	5,262	0	2,850	2,850
(f) VIEs for securitization of loan receivable originated by third parties	652,360	0	15,992	15,992
(g) VIEs for power generation projects	23,946	0	5,467	5,467
(h) Other VIEs	3,723,984	0	67,396	84,771

Total	¥43,531,800	¥172,225	¥421,635	¥730,945

*	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.